Nature of business and organization	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

MicroCloud Hologram Inc. (“MicroCloud”, formerly known as Golden Path Acquisition Corporation (“Golden Path” or “the Company”)), a Cayman Islands exempted company, is a leading holographic digitalization technology service provider in China, which is committed to providing first-class holographic technology services to the customers worldwide.

On September 16, 2022, the Company consummated the previously announced business combination pursuant to the Merger Agreement, by and among Golden Path, Golden Path Merger Sub, and MC Hologram Inc. (“MC”). Pursuant to the Merger Agreement, MC merged with Golden Path Merger Sub, survived the merger and continued as the surviving company and a wholly owned subsidiary of Golden Path (the “Merger”, and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”).

As a result of the consummation of the Business Combination, MC is now a wholly owned subsidiary of the Company, which has changed its name to MicroCloud Hologram Inc.

Following the Closing, on September 19, 2022, the ordinary shares and public warrants outstanding upon the Closing began trading on the NASDAQ Stock Exchange (the “NASDAQ”) under the symbols “HOLO” and “HOLOW,” respectively.

The transaction was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States (“GAAP”) because the primary assets of Golden Path would be nominal following the close of the Merger. Under this method of accounting, Golden Path was treated as the “acquired” company for financial reporting purposes and MC was determined to be the accounting acquirer based on the terms of the Merger and other factors including: (i) MC’s stockholders have a majority of the voting power of the combined company, (ii) MC comprises a majority of the governing body of the combined company, and MC’s senior management comprises all of the senior management of the combined company, and (iii) MC comprises all of the ongoing operations of the combined entity. Accordingly, for accounting purposes, this transaction was treated as the equivalent of the Company issuing shares for the net assets of Golden Path, accompanied by a recapitalization. The shares and net loss per common share, prior to the Reverse Recapitalization, have been retroactively restated as shares reflecting the Exchange Ratio established in the Reverse Recapitalization (one Golden Path share for one Company share). The net assets of Golden Path were recorded at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Recapitalization are those of MC.

Name	Background		Ownership
MC Hologram Inc. (“MC”)	-	A Cayman Islands company	100% owned by MicroCloud
	-	Formed on November 10, 2020
	-	Registered capital of USD 50,000
	-	A holding company

Quantum Edge HK Limited (“Mengyun HK”)	-	A Hong Kong company	100% owned by MC
	-	Formed on November 25, 2020
	-	Registered capital of HKD 10,000 (USD 1,290)
	-	A holding company

Beijing Xihuiyun Technology Co., Ltd (“Beijing Xihuiyun”)	-	A PRC limited liability company	100% owned by Mengyun HK
	-	Formed on May 11, 2021
	-	Registered capital of RMB 207,048,000
	-	A holding company

Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)	-	A PRC limited liability company	81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
	-	Formed on March 24, 2016
	-	Registered capital of RMB 27,000,000
	-	Primarily engages in holographic integrated solutions.

Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)	-	A PRC limited liability company	100% owned by Shanghai Mengyun
	-	Formed on March 15, 2016
	-	Registered capital of RMB 10,000,000
	-	Primarily engages in holographic integrated solutions.

Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)	-	A PRC limited liability company	100% owned by Shenzhen Mengyun
	-	Formed on April 12, 2016
	-	Registered capital of RMB 10,000,000
	-	Primarily engages in holographic PCBA solutions.

Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)	-	A Hong Kong company	100% owned by Shenzhen Mengyun
	-	Formed on February 2, 2016
	-	Registered capital of HKD 100,000
	-	Primarily engages in holographic integrated solutions.

Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)	-	A Hong Kong company	100% owned by Shenzhen Bowei
	-	Formed on November 5, 2020
	-	Registered capital of HKD 10,000
	-	No operation

Name	Background		Ownership
Ocean Cloud Technology Co., Limited (“Ocean HK”)	-	A Hong Kong company	56% owned by Mcloudvr HK
	-	Formed on November 4, 2021
	-	Registered capital of HKD 10,000
	-	No operation

Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)	-	A PRC limited liability company	100% owned by Ocean HK
	-	Formed on December 3, 2021
	-	Registered capital of RMB 300,000
	-	No operation

Shenzhen Haiyun Xingchen Technology Co., Ltd. (“Haiyun Xingchen”)	-	A PRC limited liability company	100% owned by Shenzhen Haiyun
	-	Formed on February 26, 2024
	-	Registered capital of RMB 300,000
	-	No operation

Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushian”)	-	A PRC limited liability company	The company was dissolved on May 6, 2026.
	-	Formed on February 18, 2022
	-	Registered capital of RMB 1,000,000
	-	Advertising service

HaiYun Group Investment Ltd. (“HaiYun Group”)	-	A BVI Business company	100% owned by MC
	-	Formed on March 18, 2025
	-	No operation

HaiCloud Technology Inc. (“HaiCloud Inc”)	-	A Cayman Islands company	65% owned by HaiYun Group
	-	Formed on May 7, 2025
	-	Primarily engages in holographic integrated solutions.

HaiCloud Technology Limited (“HaiCloud Ltd”)	-	A Hong Kong company	100% owned by HaiCloud Inc
	-	Formed on May 27, 2025
	-	Registered capital of HKD 1,000,000
	-	No operation

ShenZhen HaiYun Zhichuang Technology Ltd. (“HaiYun Zhichuang”)	-	A PRC limited liability company	100% owned by HaiCloud Ltd
	-	Formed on June 27, 2025
	-	Registered capital of RMB 1,000,000
	-	No operation

Shanghai Kuosou Technology Ltd. (“Shanghai Kuosou”)	-	A PRC limited liability company	100% owned by Haiyun Xingchen
	-	Formed on February 11, 2018
	-	Registered capital of RMB 1,000,000
	-	Primarily engages in advertising services.